Label	Element	Value
Stone Ridge Diversified Alternatives Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Stone Ridge Diversified Alternatives Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Stone Ridge Diversified Alternatives Fund’s (the “Fund”) investment objective is to seek total return. There can be no assurance that the Fund will achieve its investment objective.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	A change in the securities held by the Fund is known as “portfolio turnover.” A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Portfolio turnover will not be a limiting factor should the Adviser deem it advisable to purchase or sell securities. For the fiscal period ended October 31, 2020, the Fund’s portfolio turnover rate was 28.54%.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	28.54%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses have been restated and are based on estimated amounts for the Fund’s current fiscal year
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other Expenses have been restated and are based on estimated amounts for the Fund’s current fiscal year
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (as described above) remain the same and takes into account the effect of the expense reimbursement (if any) during the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Stone Ridge Diversified Alternatives Fund seeks to generate total returns from diverse investment strategies that we believe have the potential for attractive returns and are diversifying from stocks and bonds. These strategies will initially include Reinsurance, Market Risk Transfer, Style Premium Investing, Alternative Lending, Single Family Real Estate and Healthcare Royalties, which can generally be described as follows: 1. Reinsurance seeks to generate returns by investing in insurance-linked securities that provide counterparties protection against catastrophic events, such as hurricanes or other natural disasters. 2. Market Risk Transfer seeks to generate returns by selling call and put options that provide counterparties with protection against changes in the market prices of various assets, such as oil or wheat. 3. Style Premium Investing seeks to generate returns by investing in assets with certain well-known risk characteristics, such as value, momentum, and carry, that have historically been rewarded with higher returns. This strategy will generally hold both long and short positions to gain exposure to the desired risk characteristics while reducing correlation to traditional investments. 4. Alternative Lending seeks to generate returns by buying and selling consumer, student and small-business loans originated through or sourced by non-traditional lending marketplaces, lenders or intermediaries (collectively, “alternative lending platforms”). 5. Single Family Real Estate seeks to generate returns by investing in securities related to single family rental homes, including debt instruments secured by such homes. 6. Healthcare Royalties seeks to generate returns by purchasing the rights to future cash flows of products such as pharmaceuticals, biotechnology, diagnostics and medical devices. The strategies above have historically been both diversified and diversifying. They have been diversified from each other, in that each has generated returns based on different asset classes and economic factors. They have been diversifying in that they offer a different source of return than more traditional stocks and bonds, which are ubiquitous in portfolios. As such, the Fund offers a potentially valuable return stream that can be complementary to investors’ traditional stock and bond portfolios. Each of the strategies above is known as a risk premium strategy — a type of strategy that seeks to earn returns by being compensated for bearing risk. The Adviser believes that consistent exposure to diversifying risk premium strategies — not stock picking or market timing — is the most reliable way to build wealth in the long run. To this end, the Fund provides exposure to six historically diversifying risk strategies. The Adviser seeks to identify strategies that have the potential to provide attractive returns from sources other than traditional stocks and bonds. The Adviser has discretion to allocate the Fund’s assets to or away from each individual strategy, including by reducing the Fund’s allocation to one or more strategies to zero, based on market conditions, availability of investments, liquidity needs and any other factors that the Adviser considers relevant. As a result, the Fund’s allocations to each of the strategies will not be equal in size and will vary, potentially significantly, over time. The Fund’s investments in single family rental, alternative lending-related securities and healthcare royalties will generally be treated as illiquid, and certain other of the Fund’s investments may be treated as illiquid. The Fund may invest at the time of purchase up to 15% of its net assets in illiquid securities. As a result, the Fund’s investment in each of the alternative lending, single family real estate and healthcare royalties strategies, both individually and in the aggregate, will be limited to 0-15% of the Fund’s net assets. The Fund’s investment in each of the reinsurance, market risk transfer and style risk premium strategies will range from 0-75% individually and from 50-100% in the aggregate of the Fund’s net assets. When used in this prospectus, the term “invest” includes both direct investing and indirect investing and the term “investments” includes both direct investments and indirect investments. For example, the Fund may invest indirectly by investing in derivatives. The Fund may also, in the case of its market risk transfer, style risk premium and healthcare royalties strategies, invest through an investment in a wholly-owned and controlled subsidiary organized in a non-U.S. jurisdiction (the “Subsidiary”) and advised by the Adviser, and/or, in the case of its reinsurance and healthcare royalties strategies, through investments in pooled investment vehicles. The Adviser has discretion to allocate the Fund’s assets to or away from the Subsidiary, including by reducing the Subsidiary’s allocation to one or more strategies to zero, based on market conditions, availability of investments, liquidity needs and any other factors that the Adviser considers relevant. As a result, the Fund’s allocations to investment strategies through its Subsidiary will not be equal in size and will vary, potentially significantly, over time. Strategy Summaries 1. Reinsurance Reinsurance can generally be described as “insurance for insurance companies.” Reinsurers indirectly protect homeowners and businesses against catastrophe risks, such as natural disasters and accidents, by providing insurance to the insurance companies that directly offer protection against these types of risks. In exchange, reinsurers charge premiums in excess of their expected cost for the insurance provided; this means that they believe the premiums they charge are over and above the claims they expect to pay out over time. The Fund seeks returns by investing primarily in instruments known as “event-linked bonds” or “catastrophe bonds,” which are debt securities, typically with a variable interest rate, for which the return of principal and payment of interest are contingent on the non-occurrence of a specified trigger event or events, including hurricanes, earthquakes and weather-related phenomena, pandemics, epidemics, non-natural catastrophes (such as plane crashes) and other events resulting in a specified level of physical or economic loss (such as mortality or longevity). If the catastrophic events do not occur or are less severe than the specified trigger in the securities purchased by the Fund, the Fund generates returns by capturing the difference between the premiums earned and the claims paid on such insurance-linked securities over time. The Fund may also seek to gain exposure to reinsurance contracts by holding shares or notes issued in connection with quota shares (“Quota Share Notes”), which are notes or preferred shares issued by a special purpose vehicle whose performance is tied to underlying reinsurance transaction(s). Because most event-linked bonds and Quota Share Notes are unrated, a substantial portion of the Fund’s assets will typically be invested in unrated securities determined by the Adviser to be of comparable quality to below-investment-grade securities (commonly referred to as “junk bonds”). The Fund may invest in insurance-linked securities directly, through the use of derivatives (including options, futures and swaps) or by investing in Class I Shares of the Stone Ridge High Yield Reinsurance Risk Premium Fund (the “Reinsurance Fund”), which is also managed by the Adviser. The Fund does not pay the Adviser a management fee on assets that are invested in the Reinsurance Fund. As a shareholder of the Reinsurance Fund, the Fund will be subject to its ratable share of the Reinsurance Fund’s expenses, including its advisory and administration expenses. 2. Market Risk Transfer Market risk transfer seeks to generate returns by selling options on asset prices. It can be thought of as selling “market insurance” to counterparties who need protection from changes in the market price of various assets. For instance, an airline may not be able to bear the risk of fuel prices rising and may pay to transfer that risk to a party who can; likewise, a farmer may not be able to bear the risk of crop prices falling and may pay to transfer that risk to a party who can. Options can provide the buyer with protection from these price movements. For example, an option buyer typically pays a premium to an option seller, such as the Fund, that is priced based on the market’s collective expectation of the price risk of the underlying asset (i.e., how much the price of the underlying asset will move). By selling options, the Fund is generally paid an upfront premium to bear a risk that its counterparty seeks to transfer. The Fund seeks to benefit over the long term from the difference between the amount of premium received for selling options (i.e., taking on the risk of a larger-than-expected move in the price of the underlying asset) and the level of losses realized on those options as a result of asset price movements. In other words, the Fund generally acts as a provider of risk transfer services, taking in premiums in exchange for bearing losses when unexpectedly large events occur. There can be no assurance that the Fund’s returns from selling options will be positive. The Fund generally pursues this strategy by entering into exchange-traded or over-the-counter (“OTC”) derivative contracts related to various asset classes, such as energy, agriculture, livestock or foreign currencies. The Fund may enter into a variety of derivative contracts, including put and call options, futures contracts and options on futures contracts. This universe of asset classes and instruments is subject to change under varying market conditions and as these asset classes and instruments evolve over time. 3. Style Premium Investing Style premium investing involves identifying the characteristics, or “styles,” of assets historically associated with higher average returns. The strategy purchases assets with higher exposure to such characteristics and may short assets with lower exposure to such characteristics. (“Shorting” an asset means that the Fund sells an asset it does not own to a third party by paying a premium to borrow the asset with the intention of purchasing it later at a lower price.) Within certain styles, the Fund may pursue this strategy by establishing only long exposure or only short exposure to a given asset class from time to time. In other styles, the Fund will establish both long and short positions, seeking to earn a return from the difference in performance between the long and short positions rather than from the directional price movement of the asset class. The Fund may pursue this strategy across asset classes, including commodities, foreign currencies (including emerging markets foreign currencies), and global equities (including emerging markets equities) of any market capitalization, including small companies that are considered “mid-cap,” “small-cap” or “micro-cap” companies. The styles the Fund pursues include: • Value: The Value style prefers assets that are cheap relative to fundamentals over those that are expensive relative to fundamentals. In equities, for instance, stocks whose market value is low relative to their book value may be considered value stocks. • Momentum: The Momentum style prefers assets that have performed well recently over those that have performed poorly recently on an absolute or relative basis. • Carry: The Carry style prefers assets with higher yields over those with lower yields. In equities, for example, stocks with higher dividend yields may be considered to have higher carry. The Fund may implement this strategy by purchasing and shorting assets directly or through derivatives such as exchange-traded futures or over-the-counter forwards. The Fund may purchase and sell foreign currency options and foreign currency futures contracts and related options, and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through deliverable and non-deliverable forward foreign currency exchange contracts (“currency forward contracts”). 4. Alternative Lending Alternative lending, which is sometimes referred to as marketplace lending, is a method of financing in which an alternative lending platform facilitates the borrowing and lending of money while generally not relying on deposits for capital to fund loans. It is considered an alternative to more traditional loan financing done through a bank. There are several different models of alternative lending but, very generally, an “alternative lending platform” is a lending marketplace, lender or other intermediary that is not a traditional lender that typically matches consumers, small or medium-sized businesses or other types of borrowers with investors that are interested in gaining investment exposure to the loans made to such borrowers. The Adviser, as part of its portfolio construction process, performs diligence on the platforms from which the Fund purchases alternative lending-related securities in order to evaluate both the process by which each platform extends or sources loans and provides related services and the characteristics of the overall portfolio of loans made available through that platform. The Fund generally purchases a portfolio of loans from a particular platform that meet certain criteria (such as maturities and durations, borrower and loan types, borrower credit quality and geographic locations of borrower) and that provide broad exposure to the loan originations or sourcing of that particular platform. The Fund seeks returns by buying and selling consumer, student and small-business loans originated through or sourced by alternative lending platforms. By investing in these loans and other investments, the Fund is accepting the risk that some borrowers will not repay their loans, in exchange for the returns associated with the receipt of interest payments and repayment of principal by those that do. For example, a consumer or small business borrower typically pays a premium (interest) to a lender in exchange for use of the lender’s capital (the amount of the borrowing) for a pre-determined amount of time. The Fund seeks to benefit over the long term from the difference between the amount of interest and principal received and losses experienced, but there can be no assurance that the return on the Fund’s investments will be positive at any time or on average and over time. Alternative lending-related securities typically provide the Fund with exposure to loans originated or sourced by alternative lending platforms. The Fund invests primarily in securities issued by special purpose entities that hold whole loans, fractional loans or loan participations (“asset-backed securities”), which provide the Fund with exposure to a pool of whole loans originated or sourced by one or more alternative lending platforms and represents the right of the holder to receive specified distributions in respect of such whole loans. The Fund also may buy and sell whole loans directly or invest in other types of alternative lending-related securities, which include: • shares, certificates, notes or other securities representing the right to receive principal and interest payments due on fractions of whole loans or pools of whole loans (including “member-dependent payment notes” issued by some public U.S. platforms, which we refer to as “fractional loans” herein); • direct participations in whole loans originated by alternative lending platforms (which we refer to as “loan participations”), which are typically issued by a bank or other financial institution; • securities issued by special purpose entities that hold mortgages (“mortgage-backed securities”); and • derivative instruments (which may include options, swaps or other derivatives) that provide exposure to any of the investments the Fund may make directly. All or substantially all of the alternative lending-related securities in which the Fund invests are “restricted” securities, which means that they are subject to legal and/or contractual restrictions on transfer. Thus, there is generally a limited secondary market available for many of the alternative-lending related securities in which the Fund invests. In implementing the Fund’s investment strategy, the Adviser has broad discretion to invest in alternative lending-related securities of different types and relating to a variety of borrower types and geographic regions (including regions inside and outside the U.S.). The Adviser seeks to invest in alternative lending-related securities through platforms that operate in (and that originate or source loans to borrowers located in) the U.S., Europe, Australia and New Zealand, and may in the future seek to gain exposure to other geographic regions. Within each region and borrower type, the Adviser has broad discretion to make investments that provide the Fund with a variety of exposures, including to borrower creditworthiness, lines of business and loan purpose. The Adviser does not purchase or sell alternative lending-related securities for the Fund’s portfolio based on an analysis of specific borrowers’ abilities to repay their loans or other criteria specific to individual investments. Instead, the Adviser seeks to identify alternative lending platforms that provide the Fund with broad exposure to the risk and return characteristics of loans from a variety of geographic regions and representing a variety of different borrower types for a variety of purposes. The alternative lending-related securities in which the Fund invests (or, in the case of asset-backed securities, the loans that back them) typically are not rated by a nationally recognized statistical rating organization and may be determined by the Adviser to be of comparable quality to below-investment-grade securities (commonly referred to as “junk bonds”). The Fund may invest in alternative lending-related securities directly or through the use of derivatives (including swaps that provide exposure to alternative lending-related securities). 5. Single Family Real Estate The Fund intends to invest in single family rental investments primarily in the form of debt instruments secured by single family rental properties, including: First Mortgage Loans. First mortgage loans are loans that are generally made to the owner of a property or a pool of properties and have the highest priority to claims on the collateral securing the loans in foreclosure. First mortgage loans generally provide for a higher recovery rate and lower default rate than other debt positions due to the lender’s favorable control features and place in the capital structure, which control features at times may mean control of the entire capital structure. Subordinate Mortgage Loans. Subordinate mortgage loans are loans that are generally made to the owner of a property or a pool of properties and have a lower priority to claims on the collateral. Investors in subordinate mortgages are compensated for the increased risk from a pricing perspective, typically through a higher interest rate (as compared to first mortgage loans), but still benefit from a direct lien on the related property. Investors typically receive principal and interest payments at the same time as senior debt unless a default occurs, in which case these payments are made only after any senior debt is repaid in full. Mezzanine Loans. Mezzanine loans are a type of subordinate loan in which the loan is secured by one or more direct or indirect ownership interests in an entity that directly or indirectly owns real estate. Investors in mezzanine loans are compensated for the increased credit risk from a pricing perspective, typically through a higher interest rate (as compared with first mortgage loans), but still benefit from the right to foreclose on its collateral, in many instances more efficiently than first mortgage loans. Upon a default by the borrower under a mezzanine loan, the mezzanine lender generally can take control of the property-owning entity on an expedited basis, subject to the rights of the holders of debt senior in priority on the property. These debt instruments typically are not rated by a nationally recognized statistical rating organization and may be determined by the Adviser to be of comparable quality to below-investment-grade securities (commonly referred to as “junk bonds”). The Fund will not invest in subprime mortgage loans or securities backed by subprime mortgage loans. The Fund may purchase such debt instruments individually or may invest in asset-backed securities issued by special purpose entities that hold any of the foregoing types of debt instruments secured by single family rental properties. The Adviser, as part of its portfolio construction process, performs extensive due diligence on transactions that the Adviser proposes to enter into on behalf of the Fund. Although the Fund may pursue investments through a wide array of sources, a large proportion of the Fund’s single family real estate portfolio may consist of debt instruments obtained from or through a small number of real estate operators or lenders, potentially giving the Fund high exposure to the potential benefits and risks associated with those operators or lenders. 6. Healthcare Royalties The Fund intends to gain exposure to healthcare royalties if such investments are available in the market and meet the Adviser’s investment criteria. Healthcare royalties are rights to streams of cash flows based on a percentage of the sales of healthcare products (e.g., pharmaceuticals, biotechnology, diagnostics and medical devices) that are in clinical development, under evaluation for approval by the United States Food and Drug Administration (the “FDA”) or an equivalent foreign agency, or that have secured such approval. The Fund expects to gain this exposure primarily through investments in private funds that invest in a portfolio of private investments that the private fund believes have the potential to generate positive returns over the long term, including investments in the right to royalties. Borrowing and Leverage The Fund may obtain leverage through borrowings in seeking to achieve its investment objective. The Fund’s borrowings, which would typically be in the form of loans from banks, may be on a secured or unsecured basis and at fixed or variable rates of interest. The 1940 Act requires the Fund to maintain continuous asset coverage of not less than 300% with respect to all borrowings. This means that the value of the Fund’s total indebtedness may not exceed one-third of the value of its total assets (including such indebtedness). The Fund also may borrow money from banks or other lenders for temporary purposes in an amount not to exceed 5% of the Fund’s assets. Such temporary borrowings are not subject to the asset coverage requirements discussed above. Investments or trading practices that involve contractual obligations to pay in the future (including certain derivative transactions) are subject to the same requirements unless the Fund designates liquid assets in an amount the Fund believes to be equal to the Fund’s contractual obligations (marked-to-market on a daily basis) or, for certain instruments, appropriately “covers” such obligations with offsetting positions. Leverage can have the effect of magnifying the Fund’s exposure to changes in the value of its assets and may also result in increased volatility in the Fund’s net asset value (“NAV”). This means the Fund will have the potential for greater gains, as well as the potential for greater losses, than if the Fund owned its assets on an unleveraged basis. The value of an investment in the Fund will be more volatile and other risks tend to be compounded if and to the extent that the Fund is exposed to leverage.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Investors should carefully consider the Fund’s risks and investment objective, as an investment in the Fund may not be appropriate for all investors and is not designed to be a complete investment program. An investment in the Fund involves a high degree of risk. It is possible that investing in the Fund may result in a loss of some or all of the amount invested. Before making an investment/allocation decision, investors should (i) consider the suitability of this investment with respect to an investor’s or a client’s investment objectives and individual situation and (ii) consider factors such as an investor’s or a client’s net worth, income, age, and risk tolerance. Investment should be avoided where an investor/client has a short-term investing horizon and/or cannot bear the loss of some or all of the investment. The Fund is subject to the principal risks noted below, whether through the Fund’s direct investments, investments by its Subsidiary, investments by the Reinsurance Fund or derivatives positions. The Fund’s shares will fluctuate in price, which may result in a loss of a portion or all of the money invested in the Fund. Many factors influence a mutual fund’s performance. The following is a summary of certain risks of investing in the Fund. Before investing, please be sure to read the additional information under “Investment Objectives, Strategies and Risks — More Information Regarding the Risks of Investing” below. Insurance-Linked Securities Risk. The principal risk of an investment in an insurance-linked security is that a triggering event(s) (e.g., (i) natural events, such as a hurricane, tornado or earthquake of a particular size/magnitude in a designated geographic area; or (ii) non-natural events, such as large aviation disasters) will occur, and as a result the Fund will lose all or a significant portion of the principal it has invested in the security and the right to additional interest payments with respect to the security. If multiple triggering events occur that impact a significant portion of the portfolio of the Fund, the Fund could suffer substantial losses and an investor will lose money. Event-linked or catastrophe bonds carry large uncertainties and major risk exposures to adverse conditions. A substantial amount of the Fund’s assets will be invested in insurance-linked securities tied to natural events and/or non-natural disasters and there is inherent uncertainty as to whether, when or where such events will occur. There is no way to accurately predict whether a triggering event will occur and, because of this significant uncertainty, insurance-linked securities carry a high degree of risk. Commodities Risk. The market price of the commodities instruments to which the Fund is exposed can be extremely volatile and may be adversely affected by changes in overall market movements, commodity index volatility, changes in interest rates, currency fluctuations, or factors affecting a particular industry or commodity. Examples include livestock disease, embargoes, tariffs, and international developments. Therefore, the Fund’s exposure to the commodities markets can cause the NAV of the Fund to decline or fluctuate in a rapid and unpredictable manner. Currency Risk. The value of currencies to which the Fund is exposed can be volatile and fluctuate as a result of changes in overall market movements, real or perceived inflationary trends, stock market volatility, changes in interest rates, population growth and changing demographics, or factors affecting a particular country or region. Liquidity may be limited for certain currency derivatives, which may impair the ability to buy or sell such derivatives. The Fund’s exposure to currency markets can cause the NAV of the Fund to decline or fluctuate. These risks are heightened for emerging markets currencies because, compared to the U.S. or to foreign developed markets, emerging markets may involve heightened volatility, greater political, regulatory, legal and economic uncertainties, less liquidity, dependence on particular commodities or international aid, high levels of inflation and higher likelihood of societal unrest. Market Risk; Equity Investing Risk. The value of certain of the Fund’s investments, including investments relating to indices or individual securities, is subject to market risk. Market risk is the risk that the value of equity and other securities (including securities that make up an index underlying derivatives contracts entered into by the Fund) to which the Fund is exposed will fall due to general market or economic conditions. Market conditions may affect certain types of securities or indices to a greater extent than other types. If the value of securities (including securities that make up indices underlying derivatives contracts entered into by the Fund) to which the Fund is exposed decreases, the performance of the Fund will be negatively impacted, and your investment in the Fund may lose money. The Fund may invest in companies of any market capitalization, including small companies that are considered “mid-cap,” “small-cap” or “micro-cap” companies. Securities of smaller companies are often less liquid than those of larger companies. This could make it difficult to sell a smaller company security at a desired time or price. In general, smaller companies are also more vulnerable than larger companies to adverse business or economic developments, and they may have more limited resources. As a result, prices of smaller company securities may fluctuate more than those of larger companies. Historically, securities of smaller companies have been more volatile in price than securities of larger companies Although equities and equity indices have historically generated higher average returns than debt securities and indices over the long term, equities and equity indices also have experienced significantly more volatility in returns. These risks are heightened for emerging markets securities because, compared to the U.S. or to foreign developed markets, emerging markets may involve heightened volatility, greater political, regulatory, legal and economic uncertainties, less liquidity, dependence on particular commodities or international aid, high levels of inflation, greater custody risk and higher likelihood of societal unrest. Derivatives Risk. The Fund invests in a variety of derivatives, including put and call options, futures contracts, options on futures contracts, forward contracts, swaps and other exchange-traded and OTC derivatives contracts. The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in securities and other more traditional assets. Derivatives are financial contracts the value of which depends on, or is derived from, an underlying reference instrument (the “Underlying Reference”). Derivatives involve the risk that changes in their value may not move as expected relative to changes in the value of the Underlying Reference they are designed to track. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment option, rather than solely to hedge the risk of a position held by the Fund. The Fund’s use of derivatives may not be effective or have the desired results. Derivatives in which the Fund may invest may have embedded leverage (i.e., a notional value in excess of the assets needed to establish and/or maintain the derivative position). As a result, adverse changes in the value or level of the Underlying Reference may result in a loss substantially greater than the amount invested in the derivative itself (see “Borrowing and Leverage Risk” below). In October 2020, the Commission adopted new Rule 18f-4 under the 1940 Act (“Rule 18f-4”) providing for the regulation of a registered investment company’s use of derivatives and certain related instruments. Among other things, Rule 18f-4 limits a fund’s derivatives exposure through a value-at-risk (“VaR”) test and requires the adoption and implementation of a derivatives risk management program for certain derivatives users. In connection with the adoption of Rule 18f-4, the Commission also eliminated the asset segregation framework arising from prior Commission guidance for covering derivatives and certain financial instruments. Compliance with Rule 18f-4 will not be required until August 2022. When the Fund comes into compliance, the Fund’s treatment of investments or trading practices that involve contractual obligations to pay in the future described above under “Borrowing and Leverage” will change. Most such investments or trading practices will be considered to be derivatives under Rule 18f-4, and will therefore be subject to the VaR test set forth in the rule. The approach to asset segregation and coverage requirements described in this prospectus will also be impacted. For certain investments, such as reverse repurchase agreements and similar financing transactions, the Fund will have the option to either treat them as (1) senior securities under Section 18 of the 1940 Act, in which case they would be subject to the 300% asset coverage requirement described above, or (2) derivatives subject to the VaR test imposed by Rule 18f-4. Rule 18f-4 could restrict the Fund’s ability to engage in certain derivatives transactions and/or increase the costs of such derivatives transactions, which could adversely affect the value or performance of the Fund. Style Risk. Investing in or having exposure to style premiums involves the risk that the relevant style premium will not provide the return anticipated by the Adviser. Assets that exhibit style premiums, such as value, momentum, or carry, may perform differently from the market as a whole, and there may be periods, including extended periods, during which any particular style premium may underperform the market, lose money, or both, which could cause the Fund to underperform or to lose money. Reinsurance Fund Investment Risk. To the extent the Fund invests in the Reinsurance Fund, the Fund is indirectly exposed to all of the risks associated with an investment in such fund, including the risk that the Reinsurance Fund will not perform as expected. Because the Fund bears the fees and expenses of the Reinsurance Fund, any increase in the fees and expenses of the Reinsurance Fund will increase the Fund’s total expenses. To the extent the Reinsurance Fund has high portfolio turnover, it may incur higher transaction costs, which may adversely affect performance and may produce increased taxable distributions. Default Risk. The Fund has exposure and may, without limitation, continue to have exposure to securities that are rated below investment grade or that are unrated but are judged by the Adviser to be of comparable quality. Below-investment-grade debt securities, which are commonly called “junk bonds,” are rated below BBB- by S&P Global Ratings (“S&P”) or Baa3 by Moody’s Investors Service, Inc., (“Moody’s”), or have comparable ratings by another rating organization. Accordingly, certain of the Fund’s unrated investments could constitute a highly risky and speculative investment, similar to an investment in “junk bonds.” The value of the Fund’s investments in whole loans and other alternative lending-related securities, as well as the Fund’s single family rental investments, is dependent on the borrowers’ continued and timely payments. If a borrower fails to make interest payments or repay principal when due on a loan in which the Fund has investment exposure, or if the value of such a loan decreases, the value of the Fund’s investments will be adversely affected. There can be no assurance that payments due on underlying loans or single family real estate debt investments will be made. Default rates on loans may be adversely affected by a number of factors outside the Fund’s control, such as economic downturns or general economic or political conditions, including prevailing interest rates, the rate of unemployment, the level of consumer confidence, residential real estate values, the value of the various currencies, energy or gasoline prices, changes in consumer spending, the number of personal bankruptcies, insolvencies, disruptions in the credit markets, the borrower’s personal circumstances, the stigma of personal bankruptcy and other factors. For example, the share of alternative lending-related securities that have been placed in forbearance or otherwise modified or that are in default has increased substantially as a result of the economic disruption caused by the COVID-19 outbreak in the United States and the other countries in which the Fund invests, and depending on the length and scale of such economic disruption, may continue to increase and/or remain elevated until the outbreak is contained and the economies of the countries in which the Fund invests have recovered. Many of the Fund’s alternative lending and single family real estate investments are associated with loans that are unsecured obligations of borrowers. This means that they are not secured by any collateral, not insured by any third party, not backed by any governmental authority in any way and, except in the case of certain loans to businesses, not guaranteed by any third party. When a borrower defaults on an unsecured loan, the holder’s only recourse is generally to accelerate the loan and enter into litigation to recover the outstanding principal and interest. There is no assurance that such litigation would result in full repayment of the loan and the costs of such measures may frequently exceed the outstanding unpaid amount of the borrowing. Even if a loan to which the Fund is exposed is secured, there can be no assurance that the collateral will, when recovered and liquidated, generate sufficient (or any) funds to offset any losses associated with a defaulting loan. Asset-Backed Securities Risk. The Fund’s investments in pass-through certificates, securitization vehicles or other special purpose entities that hold alternative lending-related securities, mortgages, mezzanine debt or mortgage-backed securities (collectively, “asset-backed securities”) may involve risks that differ from or are greater than risks associated with other types of investments. The rate of pre-payments on underlying assets will affect the price and volatility of an asset-backed security, may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase, and may lower its return. The asset-backed securities in which the Fund invests are also subject to risks associated with their structure, with the nature of the underlying assets and with the servicing of those assets. The value of an investment in the Fund may be more volatile and other risks tend to be compounded if and to the extent that the Fund is exposed to asset-backed securities. In addition, when investing in asset-backed securities, the Fund will indirectly bear additional fees and expenses, such as trustee or administrator fees, that it would not bear if it invested directly in the assets underlying the asset-backed securities, which may cause the Fund’s performance to be lower than if it had invested directly in such underlying assets. Alternative Lending Platform Risk. As discussed in more detail in “Default Risk” the Fund receives payments on whole loans or securities representing the right to receive principal and interest payments due on loans only if the platform servicing the loans receives the borrower’s payments on such loans and passes such payments through to the Fund. If a borrower is unable or fails to make payments on a loan for any reason, the Fund may be greatly limited in its ability to recover any outstanding payments due. The Fund may have limited knowledge about the underlying loans and is dependent upon the platform for information regarding such underlying loans. Although the Fund conducts diligence on the platforms, the Fund generally does not have the ability to independently verify the information provided by the platforms, other than payment information regarding loans and other alternative lending-related securities owned by the Fund, which the Fund observes directly as payments are received. Some investors, including the Fund, may not review the particular characteristics of the loans in which they invest at the time of investment, but rather negotiate in advance with platforms the general criteria of the investments, as described above. As a result, the Fund is dependent on the platforms’ ability to collect, verify and provide information to the Fund about each loan and borrower. Real Estate Investment Risk Generally. The Fund is subject to risks typically associated with real estate, including (1) changes in global, national, regional or local economic, demographic or capital market conditions; (2) future adverse national real estate trends, including increasing vacancy rates, declining rental rates and general deterioration of market conditions; and (3) lack of liquidity inherent in the nature of the assets. Many of these factors are beyond the control of the Fund. Any negative changes in these factors could affect the Fund’s performance and its ability to meet its obligations and make distributions to shareholders. Subordinated Real Estate Loan Risk. The Fund may acquire or originate subordinated real estate loans secured by single family rental properties, including mezzanine loans in the form of subordinated loans secured by a pledge of the ownership interests of either the entity owning such properties or the entity that owns the interest in the entity owning such properties. In the event a borrower defaults on a subordinated loan and lacks sufficient assets to satisfy such loan, the Fund may suffer a loss of principal or interest. In the event a borrower declares bankruptcy, the Fund may not have full recourse to the assets of the borrower, or the assets of the borrower may not be sufficient to satisfy the loan. If a borrower defaults on a loan owned by the Fund or on debt senior to such loan, or in the event of a borrower bankruptcy, such loan will be satisfied only after the senior debt is paid in full. These types of investments may become unsecured as a result of foreclosure by the senior lender. Healthcare Royalties Risk. Healthcare royalties in which the Fund invests may relate to products that are not yet approved by the FDA or an equivalent foreign regulator, and it may be difficult to predict whether and when such approval will be obtained. Failure to obtain such approval could result in substantial losses to the Fund, and even if approval is obtained, there is no guarantee that the relevant product will be successful in the market or that the healthcare royalties in which the Fund invests will be earned or paid. In addition, the healthcare products on which healthcare royalties are paid are subject to extensive and rigorous regulation by U.S. and foreign regulatory authorities, and failure to comply with these requirements could result in enforcement actions that could have a material adverse effect on sales of the healthcare product and, as a result, on the healthcare royalties in which the Fund invests. Such regulations are subject to change in the future, which could result in materially increased costs for, and material adverse effects on, the healthcare products underlying the Fund’s healthcare royalties. Healthcare products underlying the healthcare royalties in which the Fund invests typically are manufactured in specialized facilities that require the approval of, and ongoing regulation by, U.S. or foreign regulatory authorities. If applicable manufacturing standards are not adhered to, manufacturing facilities may be closed or production of healthcare products interrupted until such time as any deficiencies are remedied, if at all. Any such closure or interruption may cause substantial losses to investors in the relevant healthcare royalties. Private Fund Risk. The Fund’s investments in private funds are subject to the risks of such funds’ underlying investments, which will vary depending on the industries and business lines in which such private funds invest. These risks include additional illiquidity risk, foreign investing risk, currency risk, interest rate risk, default risk, valuation risk and derivatives risk. Generally, little public information exists for private investments, and there is a risk the Fund may not have sufficient information to make a fully informed investment decision. Private funds may have relatively concentrated investment portfolios, consisting of a relatively small number of holdings. A consequence of this limited number of investments is that the aggregate returns realized may be adversely impacted by the poor performance of a small number of investments, or even a single investment, particularly if a private fund experiences the need to write down the value of an investment. Investors in a private fund must rely on the ability of the general partner and/or the manager to manage both the private fund and the portfolio companies in which it invests, and generally do not have the right to participate in the making of investment decisions. Any failure by the general partner and/or the manager to select successful investments for the private fund could result in substantial losses to the Fund. Investment in a private fund requires a long-term commitment by the Fund, with no certainty of return. Investment in a private fund typically involves the risk of loss of the entire investment, with limited or no downside protection. The securities of private funds are generally not registered under the 1940 Act, the Securities Act of 1933, as amended (the “Securities Act”) or any state securities laws, and therefore investors (like the Fund) in private funds will not benefit from the protections and restrictions of such laws. Correlation Risk. Correlation risk is the risk that the expected correlation of a set of investments may differ from the realized correlation of such investments. If the Fund’s strategies were to be more correlated to each other than expected (i.e., they increase or decrease in value more in tandem than expected), the Fund’s returns could be more volatile than if the strategies were less correlated. Likewise, within a particular investment strategy, if the investments were more correlated than expected, that particular strategy could be more volatile than if the investments were less correlated. This risk may be increased during periods of market stress, such as during economic downturns or disruptions. If the Fund’s strategies were to be highly correlated to each other, especially, during a period of market stress, they could decrease in value at the same time, which could result in increased losses to the Fund. Illiquidity and Restricted Securities Risk. Illiquidity risk is the risk that the investments held by the Fund may be difficult or impossible to sell at the time that the Fund would like without significantly changing the market value of the investment. The Fund’s investments in single family rental, alternative lending-related securities and healthcare royalties will generally be treated as illiquid, and certain other of the Fund’s investments may be treated as illiquid. The Fund may invest at the time of purchase up to 15% of its net assets in illiquid securities. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible that investing in the Fund may result in a loss of some or all of the amount invested.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	In the future, this section will show how the Fund’s total return has varied from year-to-year, along with a broad-based market index for reference. Because the Fund has not operated for a full calendar year as of the date of this Prospectus, there is no past performance to report. Past performance (before and after taxes) is not an indication of future performance. Performance data current to the most recent month end may be obtained by calling (855) 609-3680.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	In the future, this section will show how the Fund’s total return has varied from year-to-year, along with a broad-based market index for reference.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has not operated for a full calendar year as of the date of this Prospectus, there is no past performance to report.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(855) 609-3680
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Stone Ridge Diversified Alternatives Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.56%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	3.30%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.08%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.94%
(Fee Waiver and/or Expense Reimbursement)	rr_FeeWaiverOrReimbursementOverAssets	(2.87%)	[4]
Total Annual Fund Operating Expenses After (Fee Waiver/Expense Reimbursement)	rr_NetExpensesOverAssets	2.07%
1 Year	rr_ExpenseExampleYear01	$ 210
3 Years	rr_ExpenseExampleYear03	1,228
5 Years	rr_ExpenseExampleYear05	2,246
10 Years	rr_ExpenseExampleYear10	4,799
1 Year	rr_ExpenseExampleNoRedemptionYear01	210
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,228
5 Years	rr_ExpenseExampleNoRedemptionYear05	2,246
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 4,799
Stone Ridge Diversified Alternatives Fund | Class J
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.56%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	3.59%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.08%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.23%
(Fee Waiver and/or Expense Reimbursement)	rr_FeeWaiverOrReimbursementOverAssets	(2.87%)	[4]
Total Annual Fund Operating Expenses After (Fee Waiver/Expense Reimbursement)	rr_NetExpensesOverAssets	2.36%
1 Year	rr_ExpenseExampleYear01	$ 239
3 Years	rr_ExpenseExampleYear03	1,310
5 Years	rr_ExpenseExampleYear05	2,376
10 Years	rr_ExpenseExampleYear10	5,021
1 Year	rr_ExpenseExampleNoRedemptionYear01	239
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,310
5 Years	rr_ExpenseExampleNoRedemptionYear05	2,376
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 5,021

[1]

The Fund’s Management Fee is “bifurcated” as follows: an annual rate of 0.00% of the Fund’s average daily net assets invested in any fund advised by the Adviser, and 1.50% of the Fund’s average daily net assets invested in other investments.

[2]	Other Expenses have been restated and are based on estimated amounts for the Fund’s current fiscal year.
[3]	Reflects the Fund’s allocable share of the advisory fees and other expenses of the funds in which the Fund invests.
[4]	Through February 28, 2022, the Adviser (defined below) has contractually agreed to pay or otherwise bear operating and other expenses of each class of the Fund (including organizational and offering expenses, but excluding the Fund’s investment management fee, financial intermediary fees and expenses (including shareholder servicing fees and expenses, sub-transfer agency servicing fees and expenses and fees and expenses for custodial services rendered to shareholders), brokerage and transactional expenses; borrowing and other investment-related costs and fees including interest payments on borrowed funds, loan servicing fees, loan collection and administration fees and expenses; interest and commitment fees; short dividend expense; acquired fund fees and expenses; taxes; litigation and indemnification expenses; judgments; and extraordinary expenses not incurred in the ordinary course of the Fund’s business (collectively, the “Excluded Expenses”)) solely to the extent necessary to limit the Total Annual Fund Operating Expenses, other than Excluded Expenses, of the applicable Class to 0.40% of the average daily net assets attributable to such class of shares. The Adviser shall be entitled to recoup in later periods expenses attributable to a class that the Adviser has paid or otherwise borne to the extent that the expenses for such class of shares (including organizational and offering expenses, but excluding Excluded Expenses) after such recoupment do not exceed the lower of (i) the annual expense limitation rate in effect at the time of the actual reimbursement and (ii) the annual expense limitation rate in effect at the time of the recoupment; provided that the Adviser shall not be permitted to recoup any such expenses beyond three years from the end of the month in which such expense was reimbursed. The expense limitation agreement may only be modified by a majority vote of the trustees who are not “interested persons” of the Fund (as defined by the Investment Company Act of 1940, as amended (the “1940 Act”)) and the consent of the Adviser.